Restricted Net Assets (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
RESTRICTED NET ASSETS [Abstract]
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law	10.00%
Percentage rate of registered capital, statutory surplus fund reached, appropriation not required	50.00%